Exchange Gains/(Losses)	12 Months Ended
Dec. 31, 2025
Foreign exchange gain (loss) [abstract]
Exchange Gains/(Losses)	21. Exchange Gains/(Losses)
The exchange gains/losses for the year ended December 31, 2025 and prior periods were primarily attributable to unrealized exchange rate gains on the cash and cash equivalents and current financial assets position in EUR due to the fluctuation of the EUR/USD exchange rate over the period.